NOTES PAYABLE - Interest activity (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
NOTES PAYABLE
Capitalized interest included in real estate inventory	¥ 441,958	¥ 333,646	¥ 247,072
Interest incurred	620,105	434,017	488,463
Less: Amounts capitalized	¥ (574,319)	(389,473)	(470,177)
Interest expense		¥ 44,544	¥ 18,286
Short-term notes payable outstanding	3.44%	3.67%